COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

Future minimum lease payments under this rental agreement are approximately as follows:

For the year ended:

12/31/2019	$163,218
12/31/2020	$163,218
12/31/2021	$163,218
12/31/2022	$163,218
12/31/2023	$133,295
$786,167